IMPAIRMENT OF ASSETS - Impairments (Reversals of Impairments) Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Reversal of impairment recognized	$ 0	$ 0
Impairment recognized	6,044,000	2,359,000
Manufacturing facility closures, restructuring and other related charges
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	0	596,000
Manufacturing facility closures, restructuring and other related charges | Inventories
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	0	596,000
Cost of sales
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	6,044,000	1,763,000
Cost of sales | Inventories
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	5,240,000	1,179,000
Cost of sales | Buildings
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	72,000	0
Cost of sales | Manufacturing equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	219,000	127,000
Cost of sales | Construction in progress
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	513,000	86,000
Cost of sales | Intangibles
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	$ 0	$ 371,000